Segment information	6 Months Ended
Jun. 30, 2014
Segment information
5 Segment information

Overview

For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for 6M14 and 6M13 were CHF 129 million and CHF 121 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 322 million and CHF 328 million, respectively. Total assets of these non-consolidated affiliate entities included in the segment presentation as of June 30, 2014 and December 31, 2013 were CHF 25.6 billion and CHF 25.4 billion, respectively.

> Refer to “Note 5 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q14 for further information.

Net revenues and income before taxes

in	6M14	6M13
Net revenues (CHF million)
Private Banking & Wealth Management	6,286	6,697
Investment Banking	6,758	7,345
Adjustments [1,2]	(13)	(255)
Net revenues	13,031	13,787
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	263	1,798
Investment Banking	1,579	2,054
Adjustments [1,3]	(733)	(510)
Income before taxes	1,109	3,342
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 397 million and CHF 229 million in 6M14 and 6M13, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 374 million and CHF 210 million in 6M14 and 6M13, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets

end of	6M14	2013
Total assets (CHF million)
Private Banking & Wealth Management	322,669	316,491
Investment Banking	525,101	519,712
Adjustments [1]	24,886	18,209
Total assets	872,656	854,412
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.